Significant related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of related party
	2025	2024	2023
	S$	S$	S$

Sales to a shareholder	6,000	18,886	77,229
Management fee paid to a shareholder	-	-	(3,500)
Interest expenses charged by a shareholder	(11,465)	(1,445)	-